Related undertakings - Associated undertakings and joint arrangements (Details)	12 Months Ended
Mar. 31, 2023
Utiq S.A
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
AAPT Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
ACN 088 889 230 Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
ACN 139 798 404 Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Adam Internet Holdings Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Adam Internet Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Agile Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Alchemyit Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Chariot Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Chime Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Connect West Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Destra Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Digiplus Contracts Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Digiplus Holdings Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Digiplus Investments Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Digiplus Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
H3GA Properties (No.3) Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
iiNet Labs Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
iiNet Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Internode Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
IntraPower Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Intrapower Terrestrial Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
IP Group Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
IPN Services Xchange Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Kooee Comms Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Kooee Mobile Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Mercury Connect Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Mobile JV Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Mobileworld Communications Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Mobileworld Operating Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Netspace Online Systems Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Numillar IPS Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
PIPE International (Australia) Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
PIPE Networks Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
PIPE Transmission Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
PowerTel Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Request Broadband Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Soul Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Soul Contracts Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Soul Pattinson Telecommunications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
SPT Telecommunications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
SPTCom Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Telecom Enterprises Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Telecom New Zealand Australia Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Corporation Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Energy Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Finance Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Holdings Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Internet Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG JV Company Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Network Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Telecom Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TransACT Capital Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TransACT Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TransACT Victoria Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TransACT Victoria Holdings Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Trusted Cloud Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Trusted Cloud Solutions Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Value Added Network Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Virtual Desktop Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Foundation Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Hutchison Receivables Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Hutchison Spectrum Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Network Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
VtalkVoip Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Westnet Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
PPC 1 Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vantage Towers s.r.o.4
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	57.30%
COOP Mobil s.r.o.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	33.33%
Wataneya Telecommunications S.A.E
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Safaricom Telecommunications Ethiopia Private Limited Company 5
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	19.48%
MNP Deutschland Gesellschaft Burgerlichen Rechts
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	33.33%
Oak Holdings 1 GmbH
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	64.20%
Oak Holdings 2 GmbH
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	64.20%
Oak Holdings GmbH
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	64.20%
OXG Glasfaser Beteiligungs-GmbH
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
OXG Glasfaser GmbH
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Verwaltung "Urbana Teleunion" Rostock GmbH
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	47.00%
Vantage Towers AG
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	57.30%
Vantage Towers Erste Verwaltungsgesellschaft mbH4
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	57.30%
Vantage Towers Zweite Verwaltungsgesellschaft mbH4
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	57.30%
Vantage Towers Single Member Societe Anonyme4
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	57.30%
Safenet N.P,A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	24.97%
Tilegnous IKE
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	33.29%
Victus Networks S.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	49.94%
Vantage Towers Zrtkren Mkd Rszvnytrsasg4
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	57.30%
Vodafone Foundation
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	31.81%
Vodafone Idea Technology Solutions Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	32.29%
Vodafone Idea Communications Systems Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	32.29%
Vodafone Idea Shared Services Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	32.29%
Vodafone m-pesa Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	32.29%
You Broadband India Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	32.29%
Indus Towers Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	21.05%
FireFly Networks Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	24.16%
Vodafone Idea Manpower Services Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	31.91%
Vodafone Idea Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	32.29%
Vodafone Idea Business Services Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	32.29%
Vodafone Idea Telecom Infrastructure Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	32.29%
Vantage Towers Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	57.30%
Siro DAC
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Siro JV Holdco Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Infrastrutture Wireless Italiane S.p.A
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	19.01%
Safaricom PLC [Member]
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	27.74%
M-PESA Africa Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	46.42%
FGS Bilgi Islem Urunler Sanayi ve Ticaret AS
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Tomorrow Street SCA
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Zoranet Connectivity Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Libertel B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Amsterdamse Beheer- en Consultingmaatschappij B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Esprit Telecom B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
FinCo Partner 1 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo V B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo VI B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE Holdco VII B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo VIII B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Financial Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Nederland Holding I B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Nederland Holding II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VodafoneZiggo Employment B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Ziggo Group B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VodafoneZiggo Group Holding B.V. [Member]
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ Financing I B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ Financing II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ FinCo B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ PropCo B V
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ Secured Financing B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
XB Facilities B V
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Deelnemingen B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Finance 2 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Netwerk II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Real Estate B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services Employment B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services Netwerk 2 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Zakelijk Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
ZUM B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Liberty Global Content Netherlands B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Central Tower Holding Company B.V.4
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	57.30%
Zesko B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Bond Company B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Netwerk B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
iiNet (New Zealand) AKL Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Orchid Cybertech Services Inc
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vantage Towers, S.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	57.30%
Dualgrid Gesto de Redes Partilhadas, S.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Sport TV Portugal, S.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Vantage Towers S.R.L.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	57.30%
Netgrid Telecom SRL
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Autoconnex Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	35.00%
Waterberg Lodge (Proprietary) Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	32.55%
Number Portability Company (Pty) Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	12.10%
Canard Spatial Technologies(Pty) Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	21.16%
AfriGis(Pty) Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	21.16%
Vodacom Trust Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	48.82%
Digital Mobile Spectrum Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
VodaFamily Ethiopia Holding Company Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	31.47%
Cable and Wireless Trade Mark Management Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Cornerstone Telecommunications Infrastructure Limited [Member]
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	28.65%
Vodafone Hutchison Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LG Financing Partnership
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
PPC 1 (US) Inc.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Ziggo Financing Partnership
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
M-Pesa Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	46.42%
Vantage Towers, S.L.U.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	57.30%
Vodacom Group Limited [Member]
Associated undertakings and joint arrangements
Proportion of ownership interest in subsidiary	65.10%
3.6 GHz Spectrum Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%